Commitments, contingencies and guarantees - Information on derivative contracts and standby letters of credit and other guarantees (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2017	Mar. 31, 2017
Commitments, contingencies and guarantees
Collateral held in connection with standby letters of credit and other guarantees	¥ 5,695	¥ 5,656